Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 27.20%
FHLB	5.63%	3-14-2036	$500,000	$535,462
FHLMC	4.00	6-1-2038	222,497	213,856
FHLMC	5.00	1-1-2053	294,029	282,997
FHLMC	5.50	3-1-2053	655,822	646,828
FNMA	2.00	2-1-2052	419,232	326,153
FNMA	3.50	6-1-2038	195,687	184,454
FNMA	5.00	8-1-2052	860,063	829,125
FNMA	5.50	2-1-2053	1,103,643	1,088,507
FNMA	5.50	6-1-2053	372,134	366,752
FNMA	6.21	8-6-2038	95,000	110,491
GNMA	2.00	3-20-2052	521,392	420,595
GNMA	2.50	4-20-2052	441,152	368,345
GNMA%%	2.50	12-20-2053	295,000	246,233
GNMA	2.50	8-20-2051	750,332	626,759
GNMA	2.50	1-20-2052	217,623	181,704
GNMA	3.00	4-20-2052	125,792	108,824
GNMA	3.00	5-20-2052	739,706	639,920
GNMA	3.50	9-20-2052	400,020	357,575
GNMA	4.00	11-20-2052	253,551	233,559
GNMA%%	4.50	12-1-2053	560,000	529,569
GNMA	5.00	6-20-2053	890,311	864,892
GNMA	5.50	12-20-2052	507,029	503,847
GNMA	5.50	4-20-2053	229,662	228,059
GNMA%%	6.00	12-1-2053	2,230,000	2,245,977
GNMA%%	6.50	12-20-2053	245,000	249,144
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	1,310,000	961,083
TVA	3.50	12-15-2042	360,000	284,758
TVA	4.88	1-15-2048	300,000	284,253
Total agency securities (Cost $13,814,324)				13,919,721
Asset-backed securities: 19.27%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	435,000	439,015
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	400,000	351,920
Auburn CLO Ltd. Series 2017-1A Class A2A (U.S. SOFR 3 Month+1.88%)144A±	7.30	10-20-2030	250,000	248,210
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	258,187
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	270,188	249,519
Carlyle U.S. CLO Ltd. Series 2017-2A Class A2R (U.S. SOFR 3 Month+1.86%)144A±	7.28	7-20-2031	250,000	245,938
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	250,000	232,606
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	298,900	234,268
Driven Brands Funding, LLC Series 2021-1A Class A2144A	2.79	10-20-2051	470,400	390,956
Dryden 78 CLO Ltd. Series 2020-78A Class A (U.S. SOFR 3 Month+1.44%)144A±	6.84	4-17-2033	400,000	397,800
ECMC Group Student Loan Trust Series 2018-1A Class A (30 Day Average U.S. SOFR+0.86%)144A±	6.19	2-27-2068	186,101	182,401
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	168,532	166,692
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55%	1-26-2054	$50,000	$50,220
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	105,000	101,894
Gracie Point International Funding Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.83	9-1-2026	275,000	274,317
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	395,000	377,674
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	410,586	337,251
Madison Park Funding XLVI Ltd. Series 2020-46A Class B1R (U.S. SOFR 3 Month+1.91%)144A±	7.31	10-15-2034	500,000	492,012
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.53	2-19-2037	250,000	230,630
MNR ABS Issuer I LLC‡	8.12	12-15-2038	435,000	435,000
Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017-25A Class BR (U.S. SOFR 3 Month+1.61%)144A±	7.01	10-18-2029	250,000	245,083
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	250,000	221,962
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	6.68	3-17-2030	220,067	219,487
OnDeck Asset Securitization Trust LLC Series 2021-1A Class A144A	1.59	5-17-2027	300,000	291,745
OneMain Financial Issuance Trust Series 2018-2A Class A144A	3.57	3-14-2033	113,378	112,240
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	359,179	347,598
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	300,000	294,145
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	274,253
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,987	393,815
THL Credit Wind River CLO Ltd. Series 2018-2A Class A2 (U.S. SOFR 3 Month+1.71%)144A±	7.11	7-15-2030	409,000	406,671
Towd Point He Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	412,480	414,592
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	244,375	194,342
Westlake Automobile Receivables Trust Series 2020-1A Class D144A	2.80	6-16-2025	84,061	83,794
Westlake Automobile Receivables Trust Series 2021-1A Class C144A	0.95	3-16-2026	244,060	241,445
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	246,250	217,044
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	244,375	205,660
Total asset-backed securities (Cost $10,086,568)				9,860,386
Corporate bonds and notes: 21.35%
Basic materials: 0.55%
Chemicals: 0.55%
FMC Corp.	6.38	5-18-2053	100,000	94,825
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	150,000	94,499
Westlake Corp.	1.63	7-17-2029	100,000	93,626
				282,950
Communications: 1.84%
Internet: 0.65%
Arches Buyer, Inc.144A	4.25	6-1-2028	100,000	87,129
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Arches Buyer, Inc.144A	6.13%	12-1-2028	$100,000	$85,625
MercadoLibre, Inc.	3.13	1-14-2031	200,000	162,767
				335,521
Media: 1.19%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	250,000	214,503
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	70,000	55,386
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10-23-2045	100,000	92,802
CSC Holdings LLC144A	4.63	12-1-2030	60,000	33,045
Gray Television, Inc.144A	7.00	5-15-2027	100,000	90,875
Scripps Escrow II, Inc.144A	5.38	1-15-2031	70,000	47,950
Sirius XM Radio, Inc.144A	5.50	7-1-2029	80,000	74,333
				608,894
Consumer, cyclical: 2.13%
Airlines: 0.68%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	4-15-2027	97,662	91,019
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	83,333	82,038
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	100,000	79,548
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	7-15-2037	100,000	95,913
				348,518
Apparel: 0.44%
Crocs, Inc.144A	4.13	8-15-2031	125,000	102,188
Tapestry, Inc.	7.85	11-27-2033	120,000	121,870
				224,058
Auto manufacturers: 0.18%
Ford Motor Co.	3.25	2-12-2032	115,000	91,726
Entertainment: 0.06%
Warnermedia Holdings, Inc.	5.14	3-15-2052	40,000	31,970
Home builders: 0.40%
KB Home	4.00	6-15-2031	125,000	105,728
KB Home	4.80	11-15-2029	50,000	45,598
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	55,000	50,737
				202,063
Retail: 0.37%
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	100,000	93,683
Michaels Cos., Inc.144A	7.88	5-1-2029	50,000	28,424
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	45,000	42,153
Walgreens Boots Alliance, Inc.	4.80	11-18-2044	35,000	25,879
				190,139
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 2.47%
Commercial services: 1.60%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00%	6-1-2029	$100,000	$76,131
Global Payments, Inc.	5.95	8-15-2052	270,000	258,618
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	60,000	52,125
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	50,000	23,125
Sabre Global, Inc.144A	8.63	6-1-2027	200,000	166,990
UL Solutions, Inc.144A	6.50	10-20-2028	165,000	169,326
Upbound Group, Inc.144A	6.38	2-15-2029	80,000	72,847
				819,162
Cosmetics/Personal Care: 0.45%
Estee Lauder Cos., Inc.	4.38	5-15-2028	235,000	229,304
Food: 0.22%
Smithfield Foods, Inc.144A	2.63	9-13-2031	150,000	110,834
Healthcare-products: 0.20%
Danaher Corp.	2.50	3-30-2030	100,000	102,576
Energy: 1.12%
Oil & gas: 0.51%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	160,000	160,800
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	100,000	97,449
				258,249
Pipelines: 0.61%
Harvest Midstream I LP144A	7.50	9-1-2028	120,000	118,247
Rockies Express Pipeline LLC144A	4.95	7-15-2029	50,000	46,152
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	50,000	45,146
Venture Global LNG, Inc.144A	9.50	2-1-2029	100,000	103,180
				312,725
Financial: 8.15%
Banks: 2.14%
Citigroup, Inc. (U.S. SOFR+1.15%)±	2.67	1-29-2031	250,000	209,568
Citigroup, Inc. Series T (U.S. SOFR 3 Month+4.78%)ʊ±	6.25	8-15-2026	50,000	48,557
HSBC USA, Inc.	5.63	3-17-2025	200,000	199,908
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	55,000	41,526
PNC Financial Services Group, Inc. Series W (7 Year Treasury Constant Maturity+2.81%)ʊ±	6.25	3-15-2030	150,000	130,801
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	250,000	261,011
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	110,000	108,306
Wells Fargo & Co. (U.S. SOFR+1.32%)±	3.91	4-25-2026	100,000	97,335
				1,097,012
Diversified financial services: 1.28%
Blackstone Holdings Finance Co. LLC144A	6.20	4-22-2033	225,000	230,781
Charles Schwab Corp. Series I (5 Year Treasury Constant Maturity+3.17%)ʊ±	4.00	6-1-2026	200,000	172,181
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Computershare U.S., Inc.	1.13%	10-7-2031	$100,000	$80,802
OneMain Finance Corp.	7.13	3-15-2026	170,000	171,421
				655,185
Insurance: 2.61%
Arthur J Gallagher & Co.	6.75	2-15-2054	200,000	217,246
AssuredPartners, Inc.144A	5.63	1-15-2029	75,000	67,036
Athene Global Funding	0.37	9-10-2026	100,000	97,509
Hill City Funding Trust144A	4.05	8-15-2041	100,000	68,750
MetLife, Inc.	5.00	7-15-2052	115,000	105,104
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	40,000	33,645
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	25,000	16,733
Reinsurance Group of America, Inc.	6.00	9-15-2033	209,000	211,194
RGA Global Funding144A	6.00	11-21-2028	460,000	463,896
Transatlantic Holdings, Inc.	8.00	11-30-2039	43,000	52,147
				1,333,260
Private equity: 0.09%
Brookfield Capital Finance LLC	6.09	6-14-2033	45,000	45,069
REITS: 2.03%
Brandywine Operating Partnership LP	7.80	3-15-2028	90,000	86,204
EPR Properties	3.60	11-15-2031	25,000	19,419
EPR Properties	3.75	8-15-2029	35,000	29,258
GLP Capital LP/GLP Financing II, Inc.	6.75	12-1-2033	150,000	151,465
Omega Healthcare Investors, Inc.	3.63	10-1-2029	150,000	127,841
Realty Income Corp.	5.13	7-6-2034	150,000	167,786
Sabra Health Care LP	5.13	8-15-2026	200,000	193,598
Service Properties Trust	4.35	10-1-2024	130,000	129,856
Service Properties Trust144A	8.63	11-15-2031	130,000	133,319
				1,038,746
Industrial: 1.59%
Aerospace/defense: 0.85%
Boeing Co.	5.81	5-1-2050	35,000	34,136
RTX Corp.	6.00	3-15-2031	230,000	238,203
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	150,000	162,193
				434,532
Building materials: 0.49%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	90,000	88,763
Fortune Brands Innovations, Inc.	5.88	6-1-2033	165,000	164,452
				253,215
Packaging & containers: 0.18%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	100,000	89,734
Trucking & leasing: 0.07%
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	38,000	37,745
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Technology: 0.51%
Semiconductors: 0.30%
Intel Corp.	5.70%	2-10-2053		$150,000	$152,394
Software: 0.21%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		125,000	108,350
Utilities: 2.99%
Electric: 2.70%
Constellation Energy Generation LLC	6.13	1-15-2034		150,000	153,957
Duke Energy Corp.	3.10	6-15-2028		100,000	104,642
Duke Energy Corp.	3.85	6-15-2034		100,000	101,957
Duke Energy Indiana LLC	5.40	4-1-2053		100,000	94,569
Enel Finance America LLC144A	2.88	7-12-2041		200,000	126,337
Entergy Louisiana LLC	4.75	9-15-2052		150,000	127,570
Evergy Kansas Central, Inc.	5.90	11-15-2033		80,000	81,817
Interstate Power & Light Co.	5.70	10-15-2033		200,000	200,610
NextEra Energy Capital Holdings, Inc.	5.25	2-28-2053		75,000	68,270
Oklahoma Gas & Electric Co.	5.60	4-1-2053		100,000	96,646
Southern California Edison Co.	3.65	2-1-2050		75,000	53,014
Vistra Operations Co. LLC144A	3.70	1-30-2027		75,000	69,734
Vistra Operations Co. LLC144A	7.75	10-15-2031		100,000	102,343
					1,381,466
Gas: 0.29%
Southern California Gas Co.	5.20	6-1-2033		50,000	49,249
Southern California Gas Co.	5.75	6-1-2053		100,000	98,163
					147,412
Total corporate bonds and notes (Cost $10,936,609)					10,922,809
Foreign corporate bonds and notes: 8.14%
Basic materials: 0.18%
Forest products & paper: 0.18%
Ahlstrom Holding 3 OYJ144A	3.63	2-4-2028	EUR	100,000	93,404
Communications: 1.52%
Media: 0.30%
Tele Columbus AG144A	3.88	5-2-2025	EUR	100,000	69,664
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	100,000	85,582
					155,246
Telecommunications: 1.22%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	130,506
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	100,000	97,222
Tele2 AB	0.75	3-23-2031	EUR	200,000	174,512
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Telecom Italia SpA	6.88%	2-15-2028	EUR	100,000	$112,660
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	100,000	106,437
					621,337
Consumer, cyclical: 1.61%
Auto manufacturers: 0.21%
Stellantis NV	2.00	3-20-2025	EUR	100,000	106,233
Auto parts & equipment: 0.22%
Forvia SE	7.25	6-15-2026	EUR	100,000	113,541
Entertainment: 1.18%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	100,000	101,367
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	100,000	110,630
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	100,000	117,824
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	272,491
					602,312
Consumer, non-cyclical: 0.83%
Agriculture: 0.24%
BAT International Finance PLC	2.25	1-16-2030	EUR	130,000	123,166
Food: 0.18%
Sigma Holdco BV144A	5.75	5-15-2026	EUR	100,000	91,963
Pharmaceuticals: 0.41%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)±	7.00	9-25-2083	EUR	100,000	107,781
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	100,000	102,591
					210,372
Energy: 0.21%
Oil & gas: 0.21%
Petroleos Mexicanos	3.75	2-21-2024	EUR	100,000	107,836
Financial: 2.62%
Banks: 2.03%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	190,749
Banco BPM SpA	0.88	7-15-2026	EUR	100,000	100,238
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	100,000	110,301
BPER Banca (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.08%)±	3.63	11-30-2030	EUR	100,000	103,985
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	100,000	110,755
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00%	9-5-2030	EUR	200,000	$217,156
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	200,000	204,470
					1,037,654
Insurance: 0.59%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	150,000	137,048
AXA SA	3.63	1-10-2033	EUR	150,000	165,556
					302,604
Industrial: 0.36%
Engineering & construction: 0.17%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	100,000	89,127
Packaging & containers: 0.19%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	100,000	94,704
Utilities: 0.81%
Electric: 0.81%
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	100,000	110,089
RWE AG	2.75	5-24-2030	EUR	200,000	204,714
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	100,000	102,121
					416,924
Total foreign corporate bonds and notes (Cost $4,340,044)					4,166,423
Foreign government bonds: 9.52%
Brazil: 1.88%
Brazil ¤	0.00	7-1-2024	BRL	2,900,000	555,300
Brazil	10.00	1-1-2027	BRL	2,000,000	404,610
					959,910
France: 4.01%
France##	0.75	2-25-2028	EUR	2,045,000	2,051,186
Malaysia: 0.41%
Malaysia	3.88	3-14-2025	MYR	975,000	210,596
Spain: 1.79%
Spain¤	0.00	1-31-2028	EUR	950,000	913,513
United Kingdom: 1.43%
U.K. Gilts	3.25	1-31-2033	GBP	625,000	734,108
Total foreign government bonds (Cost $4,759,295)					4,869,313
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Investment companies: 0.73%
Exchange-traded funds: 0.73%
SPDR Portfolio High Yield Bond ETF	16,306	$373,570
Total investment companies (Cost $369,983)		373,570

	Interest rate	Maturity date	Principal
Loans: 0.76%
Consumer, non-cyclical: 0.46%
Commercial services: 0.46%
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.90%	9-1-2028	$250,000	236,750
Industrial: 0.30%
Machinery-diversified: 0.30%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.38	7-30-2027	150,000	149,844
Total loans (Cost $386,187)				386,594
Non-agency mortgage-backed securities: 11.34%
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	380,000	385,303
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	475,000	405,545
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.59	5-15-2055	280,000	247,489
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	250,000	239,912
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	8.01	11-15-2028	250,000	249,530
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	213,927
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	150,000	141,340
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	517,185
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	303,462	294,531
CHNGE Mortgage Trust Series 2023-4 Class A1144A	7.57	9-25-2058	370,399	372,782
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	7.73	9-25-2029	76,784	70,973
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	125,067	101,307
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	545,304	419,706
JP Morgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	81,485	69,892
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	250,000	200,823
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	417,662	346,469
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	7.67	10-19-2036	335,000	334,855
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A	7.11	11-25-2043	550,000	555,453
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	25,522	24,594
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	73,913	65,238
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	6.76	10-25-2059	150,000	147,645
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	265,504
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02%	4-25-2064	$72,925	$64,397
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	75,262	66,581
Total non-agency mortgage-backed securities (Cost $6,090,556)				5,800,981
U.S. Treasury securities: 1.68%
U.S. Treasury Bonds##	4.13	8-15-2053	320,000	299,250
U.S. Treasury Notes##	4.50	11-15-2033	555,000	561,851
Total U.S. Treasury securities (Cost $856,208)				861,101
Yankee corporate bonds and notes: 4.81%
Communications: 0.64%
Telecommunications: 0.64%
Nokia OYJ	6.63	5-15-2039	210,000	197,810
Telefonica Emisiones SA	5.21	3-8-2047	150,000	128,771
				326,581
Consumer, cyclical: 0.47%
Leisure time: 0.47%
Carnival Corp.144A	6.00	5-1-2029	185,000	170,201
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	75,000	71,649
				241,850
Consumer, non-cyclical: 0.52%
Pharmaceuticals: 0.52%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	55,000	53,627
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	200,000	210,986
				264,613
Energy: 0.26%
Pipelines: 0.26%
Enbridge, Inc.	3.40	8-1-2051	200,000	134,899
Financial: 2.62%
Banks: 1.32%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	138,390
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	200,000	180,760
Intesa Sanpaolo SpA144A	7.20	11-28-2033	200,000	202,563
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	200,000	153,495
				675,208
Diversified financial services: 0.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	150,000	136,649
CI Financial Corp.	4.10	6-15-2051	105,000	58,558
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	7,125
				202,332
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.48%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35%	9-6-2053	$200,000	$200,237
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	45,000	44,040
				244,277
Private equity: 0.43%
Brookfield Finance, Inc.	3.63	2-15-2052	75,000	49,838
Brookfield Finance, Inc.%%	6.35	1-5-2034	170,000	171,364
				221,202
Utilities: 0.30%
Electric: 0.30%
Comision Federal de Electricidad144A	3.88	7-26-2033	200,000	151,597
Total yankee corporate bonds and notes (Cost $2,724,964)				2,462,559
Yankee government bonds: 1.81%
Colombia: 0.71%
Colombia	3.13	4-15-2031	200,000	154,427
Colombia	8.00	11-14-2035	200,000	206,530
				360,957
Dominican Republic: 0.39%
Dominican Republic144A	4.88	9-23-2032	230,000	198,115
Mexico: 0.39%
Mexico	6.35	2-9-2035	200,000	202,103
Paraguay: 0.32%
Paraguay 144A	5.40	3-30-2050	200,000	162,995
Total yankee government bonds (Cost $946,897)				924,170

		Yield	Shares
Short-term investments: 1.15%
Investment companies: 1.15%
Allspring Government Money Market Fund Select Class♠∞##		5.29	587,068	587,068
Total short-term investments (Cost $587,068)				587,068
Total investments in securities (Cost $55,898,703)	107.76%			55,134,695
Other assets and liabilities, net	(7.76)			(3,968,042)
Total net assets	100.00%			$51,166,653

See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 11

Portfolio of investments—November 30, 2023 (unaudited)

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,048,819	$16,783,751	$(18,245,502)	$0	$0	$587,068	587,068	$18,545
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	3,717,277	EUR	3,475,000	Citibank N.A.	12-29-2023	$0	$(69,640)
USD	283,243	EUR	270,000	Citibank N.A.	12-29-2023	0	(10,992)
USD	35,065	EUR	33,000	Citibank N.A.	12-29-2023	0	(897)
USD	886,363	EUR	840,000	Citibank N.A.	12-29-2023	0	(29,036)
USD	95,327	EUR	90,000	Citibank N.A.	12-29-2023	0	(2,751)
USD	110,866	EUR	105,000	Citibank N.A.	12-29-2023	0	(3,559)
USD	491,984	EUR	460,000	Citibank N.A.	12-29-2023	0	(9,305)
USD	106,980	EUR	100,000	Citibank N.A.	12-29-2023	0	(1,996)
USD	268,031	EUR	250,000	Citibank N.A.	12-29-2023	0	(4,409)
USD	301,292	EUR	275,000	Citibank N.A.	12-29-2023	1,608	0
USD	656,799	EUR	600,000	Citibank N.A.	12-29-2023	2,943	0
USD	321,434	EUR	293,349	Citibank N.A.	12-29-2023	1,754	0
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2023 (unaudited)

Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	219,492	EUR	200,000	Citibank N.A.	12-29-2023	$1,540	$0
USD	114,404	EUR	105,000	Citibank N.A.	12-29-2023	0	(20)
USD	1,042,012	GBP	840,000	Citibank N.A.	12-29-2023	0	(18,696)
USD	219,877	GBP	180,000	Citibank N.A.	12-29-2023	0	(7,417)
USD	267,156	GBP	220,000	Citibank N.A.	12-29-2023	0	(10,649)
USD	406,054	GBP	335,000	Citibank N.A.	12-29-2023	0	(16,967)
USD	35,586	GBP	29,000	Citibank N.A.	12-29-2023	0	(1,034)
GBP	610,000	USD	756,655	Citibank N.A.	12-29-2023	13,621	0
USD	127,692	GBP	104,000	Citibank N.A.	12-29-2023	0	(3,634)
GBP	450,000	USD	572,229	Citibank N.A.	12-29-2023	0	(3,993)
USD	107,272	GBP	85,000	Citibank N.A.	12-29-2023	0	(62)
JPY	6,140,524	EUR	39,347	Citibank N.A.	12-29-2023	0	(1,292)
USD	208,757	MYR	975,000	Morgan Stanley, Inc.	12-29-2023	0	(846)
						$21,466	$(197,195)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	13	3-19-2024	$1,578,609	$1,599,000	$20,391	$0
2-Year U.S. Treasury Notes	138	3-28-2024	28,113,495	28,215,609	102,114	0
5-Year U.S. Treasury Notes	51	3-28-2024	5,425,816	5,449,430	23,614	0
Short
10-Year Euro BUND Index	(1)	12-7-2023	(142,777)	(143,998)	0	(1,221)
2-Year Euro SCHATZ	(2)	12-7-2023	(229,322)	(229,423)	0	(101)
5-Year Euro-BOBL Futures	(4)	12-7-2023	(508,585)	(511,595)	0	(3,010)
10-Year U.S. Treasury Notes	(7)	3-19-2024	(765,175)	(768,578)	0	(3,403)
Ultra 10-Year U.S. Treasury Notes	(41)	3-19-2024	(4,630,121)	(4,654,141)	0	(24,020)
					$146,119	$(31,755)
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 13

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses
14 | Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—November 30, 2023 (unaudited)
on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account CoreBuilder Shares - Series CP | 15

Notes to portfolio of investments—November 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$13,919,721	$0	$13,919,721
Asset-backed securities	0	9,425,386	435,000	9,860,386
Corporate bonds and notes	0	10,922,809	0	10,922,809
Foreign corporate bonds and notes	0	4,166,423	0	4,166,423
Foreign government bonds	0	4,869,313	0	4,869,313
Investment companies	373,570	0	0	373,570
Loans	0	386,594	0	386,594
Non-agency mortgage-backed securities	0	5,800,981	0	5,800,981
U.S. Treasury securities	861,101	0	0	861,101
Yankee corporate bonds and notes	0	2,462,559	0	2,462,559
Yankee government bonds	0	924,170	0	924,170
Short-term investments
Investment companies	587,068	0	0	587,068
	1,821,739	52,877,956	435,000	55,134,695
Forward foreign currency contracts	0	21,466	0	21,466
Futures contracts	146,119	0	0	146,119
Total assets	$1,967,858	$52,899,422	$435,000	$55,302,280
Liabilities
Forward foreign currency contracts	$0	$197,195	$0	$197,195
Futures contracts	31,755	0	0	31,755
Total liabilities	$31,755	$197,195	$0	$228,950
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2023, $240,000 was segregated as cash collateral for these open futures contracts.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Asset-backed securities	$0	$435,000	$0	$0	$0	$0	$0	$0	$435,000

Net Change in Unrealized Gains (Losses) on Investments Held at November 30, 2023
Investments in:
Asset-backed securities	$0
The asset backed security in the Level 3 table was valued using an indicative broker quote. The indicative broker quote was considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
16 | Allspring Managed Account CoreBuilder Shares - Series CP